Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Nov. 30, 2017	Nov. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (9,467)	$ (4,613)	$ (5,397)	$ (26,965)
Changes in current assets and liabilities:
Prepaid expenses		640	(5,000)	5,000
Accounts payable and due to related parties	2,526		2,134	1,697
Due to related parties		(950)		(950)
Net Cash Used in Operating Activities	(6,941)	(4,923)	(8,263)	(21,218)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock	22,000		20,000	30,500
Net Cash Provided by Financing Activities	22,000		20,000	30,500
Net change in cash for the period	15,059	(4,923)	11,737	9,282
Cash at beginning of period	21,019	11,737		11,737
Cash at end of period	36,078	6,814	11,737	21,019
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	0	0	0	0
Cash paid for interest	$ 0	$ 0	$ 0	$ 0